PROPERTY, PLANT AND EQUIPMENT - (Details)	12 Months Ended
	Mar. 31, 2022 CAD ($)	Mar. 31, 2022 USD ($)	Mar. 31, 2021 CAD ($)	Mar. 31, 2021 USD ($)
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	$ 2,198,817	$ 2,198,817		$ 575,446
Depreciation expense	(810,925)		$ (346,011)
Ending balance	$ 4,462,175	4,462,175	$ 2,198,817	2,198,817
Cost
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance		2,555,153		589,482
Additions		3,112,234		1,978,790
Foreign currency translation adjustment		(44,623)		(13,119)
Ending balance		5,622,764		2,555,153
Accumulated depreciation
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance		(356,336)		(14,036)
Depreciation expense		(810,925)		(346,011)
Foreign currency translation adjustment		6,672		3,711
Ending balance		(1,160,589)		(356,336)
Leasehold Improvements
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance		1,014,855		333,945
Ending balance		2,027,274		1,014,855
Leasehold Improvements | Cost
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance		1,243,119		342,590
Additions		1,181,299		305,944
Assets in use		237,210		594,585
Foreign currency translation adjustment		(9,338)
Ending balance		2,652,290		1,243,119
Leasehold Improvements | Accumulated depreciation
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance		(228,264)		(8,645)
Depreciation expense		(400,165)		(221,473)
Foreign currency translation adjustment		3,413		1,854
Ending balance		(625,016)		(228,264)
Furniture & Fixtures
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance		301,783		55,146
Ending balance		492,341		301,783
Furniture & Fixtures | Cost
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance		334,600		56,187
Additions		299,476		233,167
Assets in use				45,246
Foreign currency translation adjustment		(6,876)
Ending balance		627,200		334,600
Furniture & Fixtures | Accumulated depreciation
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance		(32,817)		(1,041)
Depreciation expense		(102,879)		(32,298)
Foreign currency translation adjustment		837		522
Ending balance		(134,859)		(32,817)
Computer Equipment
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance		376,703		74,659
Ending balance		655,808		376,703
Computer Equipment | Cost
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance		447,753		78,770
Additions		527,198		369,392
Foreign currency translation adjustment		(11,150)		(409)
Ending balance		963,801		447,753
Computer Equipment | Accumulated depreciation
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance		(71,050)		(4,111)
Depreciation expense		(238,927)		(67,740)
Foreign currency translation adjustment		1,984		801
Ending balance		(307,993)		(71,050)
Medical & Laboratory Equipment
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance		252,744		5,294
Ending balance		324,112		252,744
Medical & Laboratory Equipment | Cost
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance		276,949		5,533
Additions		141,624		272,045
Foreign currency translation adjustment		(1,740)		(629)
Ending balance		416,833		276,949
Medical & Laboratory Equipment | Accumulated depreciation
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance		(24,205)		(239)
Depreciation expense		(68,954)		(24,500)
Foreign currency translation adjustment		438		534
Ending balance		(92,721)		(24,205)
Construction in Progress
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance		252,732		106,402
Ending balance		962,640		252,732
Construction in Progress | Cost
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance		252,732		106,402
Additions		962,637		798,242
Assets in use		(237,210)		(639,831)
Foreign currency translation adjustment		(15,519)		(12,081)
Ending balance		$ 962,640		$ 252,732